FINANCIAL RISK MANAGEMENT - Nominal Value of Commodity Derivatives (Details) - Commodity price risk € in Millions	Dec. 31, 2022 EUR (€)
Less than 1 year | Aluminium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	€ 290
Less than 1 year | Premium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	18
Less than 1 year | Copper
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	12
Less than 1 year | Silver
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	18
Less than 1 year | Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	31
Less than 1 year | Zinc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	8
Over 1 year | Aluminium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5
Over 1 year | Premium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5
Over 1 year | Copper
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	0
Over 1 year | Silver
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	0
Over 1 year | Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	29
Over 1 year | Zinc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	€ 0